MORGAN STANLEY LIQUID ASSET FUND

522 Fifth Avenue

New York, New York 10036

December 28, 2009

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:  Morgan Stanley Liquid Asset Fund

File Nos.: 2-53856; 811-02575

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement on Form N-1A relating to the Morgan Stanley Liquid Asset Fund that was filed electronically via EDGAR with the Securities and Exchange Commission on December 22, 2009.

If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).

Very truly yours,

/s/ Eric C. Griffith
Eric C. Griffith
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu